Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 9,919,651	₩ 9,789,141
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	March, 2020
Interest rate (%)	0.20%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2018
Maturity date	March, 2037
Interest rate (%)	8.80%
KB Securities and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2010
Maturity date	April, 2020
Interest rate (%)	1.90%
KB Securities and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2018
Maturity date	July, 2025
Interest rate (%)	5.30%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 4,499,199	4,839,199
Gross amount [member] | KB Securities and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	5,469,580	4,999,575
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	30,526	36,459
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 18,602	₩ 13,174